BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about balances with related parties in statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
General and administrative and Interest expenses	$ 8,018	$ 11,008	$ 21,460
Related parties [Member]
Disclosure of transactions between related parties [line items]
General and administrative and Interest expenses	498	641	1,064
Finance income (expense) - Interest in income on loans granted to (received from) main shareholders	(53)	45	26
Finance income - Revaluation of derivative warrants liabilities granted to main shareholders	155	1,450	0
Finance expenses - Revaluation of prefunded warrants granted by main shareholder	56	0	0
Finance expenses - Extension fee and discount amortization expenses in respect of convertible debentures granted to main shareholder	87	0	0
Finance expenses - Compensation expenses in respect of guarantees granted by main shareholder	$ 815	$ 0	$ 0